Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 28, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	ck0000925306
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY SPECTRUM TECHNICAL LP
Entity Central Index Key	0000925306
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		3,388,484.331
Entity Public Float			$ 78,329,237